Share-Based Compensation - Schedule of Restricted Shares Activity Under the Share-Based Compensation Plan (Details) - Restricted share awards (RSAs) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
RSAs granted and unvested at beginning of year (in shares)	877,130
Weighted average grant date fair value, beginning balance (in USD per share)	$ 8.05
RSAs granted and unvested at beginning of year	$ 7,057
Granted (in shares)	540,828
Restricted stock awards granted (in USD per share)	$ 13.00	$ 8.30
Granted	$ 7,030
Vested (in shares)	(397,293)
Restricted stock awards vested (in USD per share)	$ 7.99
Vested	$ (3,174)	$ (2,327)
Forfeited (in shares)	(29,450)
Restricted stock awards forfeited (in USD per share)	$ 9.31
Forfeited	$ (274)
RSAs granted and unvested at end of year (in shares)	991,215	877,130
Weighted average grant date fair value, ending balance (in USD per share)	$ 10.73	$ 8.05
RSAs granted and unvested at end of year	$ 10,639	$ 7,057